Significant Accounting Policies - Property plant and equipment (Details)	Dec. 31, 2024
Machinery, equipment and vehicles | Minimum
Property plant and equipment, net
Estimated useful lives	4 years
Machinery, equipment and vehicles | Maximum
Property plant and equipment, net
Estimated useful lives	14 years
Computers and peripherals
Property plant and equipment, net
Estimated useful lives	3 years
Office furniture and equipment | Minimum
Property plant and equipment, net
Estimated useful lives	5 years
Office furniture and equipment | Maximum
Property plant and equipment, net
Estimated useful lives	14 years
Leasehold improvements | Minimum
Property plant and equipment, net
Estimated useful lives	3 years
Leasehold improvements | Maximum
Property plant and equipment, net
Estimated useful lives	10 years
Buildings
Property plant and equipment, net
Estimated useful lives	28 years